Investment Objectives and Goals	Feb. 28, 2026
AAM BRENTVIEW DIVIDEND GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Brentview Dividend Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Brentview Dividend Growth ETF (the “Fund”) seeks current dividend income and long-term capital appreciation.
AAM Crescent CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Crescent CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Crescent CLO ETF (the “Fund”) seeks to provide capital preservation, low correlation to traditional asset classes, and current income.
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Low Duration Preferred and Income Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The AAM Low Duration Preferred and Income Securities ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Preferred & Hybrid Securities Index (the “Index”).

AAM S&P 500 High Dividend Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM S&P 500 High Dividend Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM S&P 500 High Dividend Value ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”).
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Sawgrass U.S. Large Cap Quality Growth ETF (the “Fund”) seeks risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation.
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Sawgrass U.S. Small Cap Quality Growth ETF (the “Fund”) seeks risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation.
AAM SLC Low Duration Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM SLC Low Duration Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM SLC Low Duration Income ETF (the “Fund”) seeks to outperform, after fees and expenses, the Bloomberg 1-3 Year Government/Credit Index (the “Index”) on a total return basis.
AAM Todd International Intrinsic Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Todd International Intrinsic Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Todd International Intrinsic Value ETF (the “Fund”) seeks to provide total return primarily through capital appreciation.
AAM Transformers ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM Transformers ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Transformers ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pence Transformers Index (the “Index”).